Consolidated Statements of Changes in Equity - GBP (£)	Total	Share Capital [Member]	Share Premium [Member]	Foreign Currency Translation Reserve [Member]	Share-based Payment Reserve [Member]	Other reserves [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018	£ 56,582,000	£ 43,000	£ 0	£ 67,000	£ 7,603,000	£ 224,044,000	£ (175,175,000)
Changes in equity
Loss for the year	(103,931,000)	0	0	0	0	0	(103,931,000)
Other comprehensive income (loss)	(99,000)	0	0	(99,000)	0	0	0
Total comprehensive loss for the year, net of tax					0		(103,931,000)
Total comprehensive loss for the year, net of tax	(104,030,000)	0	0	(99,000)		0
Issue of share capital	59,163,000	6,000	0	0	0	59,157,000	0
Equity-settled share-based payment transactions	3,056,000	0	0	0	3,056,000	0	0
Ending balance at Dec. 31, 2019	14,771,000	49,000	0	(32,000)	10,659,000	283,201,000	(279,106,000)
Changes in equity
Loss for the year	(74,093,000)	0	0	0	0	0	(74,093,000)
Other comprehensive income (loss)	195,000	0	0	195,000	0	0	0
Total comprehensive loss for the year, net of tax	(73,898,000)	0	0	195,000	0	0	(74,093,000)
Conversion of interest-bearing loan	(510,000)	0	0	0	0	0	(510,000)
Derecognition of derivative liability	3,840,000	0	0	0	0	0	3,840,000
Issue of share capital	102,981,000	15,000	0	0	0	102,966,000	0
Equity-settled share-based payment transactions	8,162,000	0	0	0	8,162,000	0	0
Ending balance at Dec. 31, 2020	55,346,000	64,000	0	163,000	18,821,000	386,167,000	(349,869,000)
Changes in equity
Loss for the year	(131,523,000)	0	0	0	0	0	(131,523,000)
Other comprehensive income (loss)	(74,000)	0	0	(74,000)	0	0	0
Total comprehensive loss for the year, net of tax	(131,597,000)	0	0	(74,000)	0	0	(131,523,000)
Issue of share capital	210,985,000	24,000	210,961,000	0	0	0	0
Exercise of share options	952,000	0	952,000	0	0	0	0
Equity-settled share-based payment transactions	35,861,000	0	325,000	0	35,536,000	0	0
Ending balance at Dec. 31, 2021	£ 171,547,000	£ 88,000	£ 212,238,000	£ 89,000	£ 54,357,000	£ 386,167,000	£ (481,392,000)